SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) - Changes in proved reserves (Details)	12 Months Ended
	Dec. 31, 2024 Mcfe bbl	Dec. 31, 2023 Mcfe bbl	Dec. 31, 2022 Mcfe bbl	Dec. 31, 2021 Mcfe
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved reserves on Beginning Period	82,290,980	89,455,760	16,639,110
Discoveries and extensions		4,803,960	64,096,540
Purchase of reserves in place		834,010
Sale of reserves in place	(302,000)	(4,124,430)
Revisions of previous estimates	4,441,299	(7,822,014)	9,859,690
Production	(932,209)	(856,306)	(1,139,580)
Proved reserves on Ending Period	85,498,070	82,290,980	89,455,760
Proved developed reserves	29,875,650	29,505,360	30,277,750	16,639,110
Proved undeveloped reserves	55,622,420	52,785,620	59,178,010
Oil
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Proved reserves on Beginning Period | bbl	163,010	94,390
Discoveries and extensions | bbl		10,590	94,390
Purchase of reserves in place | bbl		21,230
Sale of reserves in place | bbl	(49,000)	(12,840)
Revisions of previous estimates | bbl	(72,505)	51,716	1,421
Production | bbl	(325)	(2,076)	(1,421)
Proved reserves on Ending Period | bbl	41,180	163,010	94,390
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved developed reserves | bbl	41,180	163,010	94,390
NGL
Oil and Gas, Proved Reserve, Quantity, Volume [Roll Forward]
Proved reserves on Beginning Period | bbl	3,871,850	4,232,200
Discoveries and extensions | bbl		232,500	4,232,200
Purchase of reserves in place | bbl		11,340
Revisions of previous estimates | bbl	279,439	(601,905)	3,148
Production | bbl	(4,379)	(2,285)	(3,148)
Proved reserves on Ending Period | bbl	4,146,910	3,871,850	4,232,200
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved undeveloped reserves | bbl	4,146,910	3,871,850	4,232,200
Natural gas
Oil and Gas, Proved Reserve, Quantity, Energy [Roll Forward]
Proved reserves on Beginning Period	58,081,820	63,496,220	16,639,110
Discoveries and extensions		3,345,420	38,137,000
Purchase of reserves in place		638,590
Sale of reserves in place	(5,000)	(4,047,390)
Revisions of previous estimates	3,196,695	(4,520,875)	9,832,279
Production	(903,985)	(830,145)	(1,112,169)
Proved reserves on Ending Period	60,369,530	58,081,820	63,496,220
Proved developed reserves	29,628,600	28,527,300	29,711,410	16,639,110
Proved undeveloped reserves	30,740,930	29,554,520	33,784,810